John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 99.2%		$187,979,694
(Cost $130,224,925)
Communication services 7.1%		13,543,887
Diversified telecommunication services 1.0%
Verizon Communications, Inc.	37,615	2,002,246
Entertainment 0.9%
The Walt Disney Company (A)	11,434	1,634,719
Interactive media and services 5.2%
Alphabet, Inc., Class A (A)	3,661	9,906,922
Consumer discretionary 11.6%		21,907,937
Auto components 0.9%
Aptiv PLC (A)	12,167	1,661,769
Hotels, restaurants and leisure 1.2%
Starbucks Corp.	24,372	2,396,255
Multiline retail 2.1%
Target Corp.	17,803	3,924,315
Specialty retail 4.8%
The Home Depot, Inc.	8,973	3,292,912
The TJX Companies, Inc.	47,020	3,384,029
Tractor Supply Company	10,912	2,382,199
Textiles, apparel and luxury goods 2.6%
Lululemon Athletica, Inc. (A)	5,277	1,761,252
NIKE, Inc., Class B	11,629	1,721,906
VF Corp.	21,213	1,383,300
Consumer staples 6.0%		11,320,083
Food and staples retailing 2.9%
Costco Wholesale Corp.	6,281	3,172,722
Sysco Corp.	29,791	2,328,167
Food products 1.2%
McCormick & Company, Inc.	22,433	2,250,254
Household products 0.9%
The Procter & Gamble Company	10,230	1,641,404
Personal products 1.0%
Unilever PLC, ADR	37,508	1,927,536
Financials 12.6%		23,903,892
Banks 8.9%
Bank of America Corp.	116,796	5,388,967
First Republic Bank	11,486	1,993,855
KeyCorp	137,542	3,446,803
SVB Financial Group (A)	5,348	3,122,697
The PNC Financial Services Group, Inc.	14,465	2,979,645
Capital markets 1.1%
LPL Financial Holdings, Inc.	12,311	2,121,432
Insurance 2.6%
Aflac, Inc.	32,017	2,011,308
The Travelers Companies, Inc.	17,085	2,839,185
Health care 13.9%		26,381,213
Health care equipment and supplies 2.2%
Baxter International, Inc.	15,901	1,358,581
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	12,886	$1,333,572
Stryker Corp.	6,246	1,549,320
Health care providers and services 4.6%
Anthem, Inc.	14,465	6,378,920
CVS Health Corp.	22,110	2,354,936
Life sciences tools and services 3.5%
IQVIA Holdings, Inc. (A)	12,563	3,076,679
Thermo Fisher Scientific, Inc.	3,194	1,856,672
West Pharmaceutical Services, Inc.	4,199	1,651,131
Pharmaceuticals 3.6%
AstraZeneca PLC, ADR	36,395	2,118,553
Merck & Company, Inc.	34,709	2,828,089
Novo Nordisk A/S, ADR	18,772	1,874,760
Industrials 10.3%		19,602,414
Air freight and logistics 1.5%
United Parcel Service, Inc., Class B	13,891	2,808,899
Building products 1.6%
Trane Technologies PLC	17,050	2,951,355
Commercial services and supplies 0.9%
Waste Management, Inc.	11,594	1,744,201
Electrical equipment 2.9%
Eaton Corp. PLC	20,423	3,235,616
Rockwell Automation, Inc.	7,933	2,294,382
Machinery 2.3%
Deere & Company	6,138	2,310,343
Xylem, Inc.	19,813	2,080,761
Road and rail 1.1%
JB Hunt Transport Services, Inc.	11,306	2,176,857
Information technology 29.2%		55,287,354
IT services 3.8%
Mastercard, Inc., Class A	12,670	4,895,435
PayPal Holdings, Inc. (A)	13,747	2,363,659
Semiconductors and semiconductor equipment 5.6%
ASML Holding NV, NYRS	3,159	2,139,275
First Solar, Inc. (A)	12,849	1,007,105
NVIDIA Corp.	13,065	3,199,096
NXP Semiconductors NV	8,614	1,769,660
Texas Instruments, Inc.	13,747	2,467,449
Software 12.4%
Adobe, Inc. (A)	6,317	3,375,173
Autodesk, Inc. (A)	10,373	2,591,072
Microsoft Corp.	39,841	12,389,754
Palo Alto Networks, Inc. (A)	6,928	3,584,547
salesforce.com, Inc. (A)	6,569	1,528,146
Technology hardware, storage and peripherals 7.4%
Apple, Inc.	79,969	13,976,983
Materials 2.7%		5,137,415
Chemicals 2.7%
Ecolab, Inc.	8,363	1,584,370
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	12,886	$1,699,921
Linde PLC	5,815	1,853,124
Real estate 4.0%		7,570,824
Equity real estate investment trusts 2.7%
American Tower Corp.	7,143	1,796,465
AvalonBay Communities, Inc.	4,774	1,165,954
Prologis, Inc.	13,962	2,189,521
Real estate management and development 1.3%
CBRE Group, Inc., Class A (A)	23,869	2,418,884
Utilities 1.8%		3,324,675
Electric utilities 0.9%
Avangrid, Inc.	36,324	1,697,057
Water utilities 0.9%
American Water Works Company, Inc.	10,122	1,627,618

	Yield (%)	Shares	Value
Short-term investments 0.2%			$352,046
(Cost $352,046)
Short-term funds 0.2%			352,046
Federated Government Obligations Fund, Institutional Class	0.0300(B)	352,046	352,046

Total investments (Cost $130,576,971) 99.4%	$188,331,740
Other assets and liabilities, net 0.6%	1,186,027
Total net assets 100.0%	$189,517,767

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following country composition as a percentage of net assets on 1-31-22:
United States	89.8%
Ireland	3.1%
United Kingdom	3.1%
Netherlands	2.1%
Denmark	1.0%
Other countries	0.9%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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